Shareholder Report, Holdings (Details) - C000255242	Sep. 30, 2025
Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Warner Bros Discovery, Inc.FR_934423104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Phillips 66FR_718546104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Willis Towers Watson PLCFR_G96629103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
TE Connectivity PLCFR_G87052109
Holdings [Line Items]
Percent of Net Asset Value	3.40%
General Motors Co.FR_37045V100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Bank of New York Mellon Corp.FR_064058100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	38.30%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%